LIQUIDITY and GOING CONCERN (Details) - USD ($)					12 Months Ended
	Nov. 06, 2020	Nov. 02, 2018	Aug. 21, 2018	Jan. 05, 2015	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Apr. 30, 2020	Apr. 22, 2020	Apr. 22, 2019
Going Concern, Disclosure [Line Items]
Revenues					$ 685,999	$ 3,078,758	$ 5,307,891
Net loss					(17,290,368)	429,227	1,946,883
Net cash provided by (used in) operating activities					(5,893,735)	(3,018,838)	2,036,439
Working capital deficit					2,500,000
Cash					428,258	6,459,702
Accounts Receivable, after Allowance for Credit Loss, Current					939,392	$ 1,472,258
Accounts receivable collected					$ 200,000
Accounts receivable collected (as a percent)					23.00%
Investment in life insurance contract					$ 1,290,289
Investment in trading securities					$ 918,675
Number of shares issued		49,950,000	50,000	50,000,000
Gross proceeds							$ 755,139
Subsequent events | Registered direct offering
Going Concern, Disclosure [Line Items]
Number of shares issued	4,347,826
Gross proceeds	$ 4,000,000
Net Proceeds	$ 3,500,000
LGC
Going Concern, Disclosure [Line Items]
Equity interest acquired (as a percent)					51.20%			51.20%	51.20%	51.20%